Long-term debt, Current and Non-current Liabilities (Details) - MXN ($)	Dec. 31, 2024	Dec. 31, 2023
Current liabilities [Abstract]
Current portion of secured bank loans	$ 3,104,552,010	$ 1,866,499,269
Unsecured bank loans	30,694,061	64,827,258
Interest	346,134,418	108,029,151
Total current liabilities	3,481,380,489	2,039,355,678
Non-current liabilities [Abstract]
Secured bank loans	7,692,819,937	4,641,315,619
Unsecured bank loans	0	2,001,517
Total non-current liabilities	7,692,819,937	4,643,317,136
Secured bank loans carrying amount	$ 20,157,329,304	$ 17,694,421,947